Changes in Consolidated Stockholders' Equity (Parenthetical) (Parentheticals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity (parenthetical) [Abstract]
Common shares issued from treasury stock for stock-based compensation (in shares)	7,515,149	8,710,630	12,612,514
Common shares issued from treasury stock for benefit plans (in shares)	0	0	1,487,481